SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Product Information [Line Items]
Exchange rate	3.67	3.52
Severance pay expenses | $	$ 291	$ 375
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Antidilutive securities	1,112,617	834,172
Warrant [Member]
Product Information [Line Items]
Antidilutive securities	6,053,703	39,710
Earnout Rights [Member]
Product Information [Line Items]
Antidilutive securities	4,000,000